COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Country Risk

See “Note 2-Summary of Significant Accounting Policies-Concentration Risk.”

New Businesses and New Market Risk

Real estate agent income was a major income source of the Group in the PRC market since its inception. The Group’s real estate agent income declined by 89.71% in 2022, as compared to 2021, and declined 28.55% in 2021, as compared to 2020. The decline of real estate agent income was primarily attributed to the tightening policy on the real estate market adopted in recent years in the PRC and the negative impact of the COVID-19 pandemic. It is difficult to engage in a new real estate sales project in the PRC. While the Group has made efforts to develop new projects, it may not be able to recover to the level of 2022 in the future.

In response to the shrinking sales in the new residential housing market in the PRC, the Group is shifting its focus to the UK and other non-PRC markets. In August 2022, MDJM UK purchased “Fernie Castle,” a real property located in Scotland. The Group remodeled this property into a multi-functional cultural venue with functions for a fine dining restaurant, hotel, and wedding events. In December 2022, MDJM UK purchased a second real estate property located at Torquay England. The Group has remodeled this property and is operating it as a hotel with restaurant facilities. To operate these real properties, the Group needs to find experts and skilled workers in the UK local market and to obtain long-term financial support. There is no guarantee that these new businesses will be profitable in the short to medium term or that the Group will have sustainable financial sources to support such operations in the long term. In addition, the withdrawal of the UK from the European Union, the continuous increase in energy costs, the labor shortage in the UK, and the war in Ukraine are all expected to have negative impacts on the Group’s operations in the UK.

Legal Proceeding

Except for the following disclosure, the Group is currently not a party to any litigation of which, if determined adversely to the Group, would individually or in the aggregate be reasonably expected to have a material adverse effect on its business, operating results, cash flows, or financial condition.

The Group will file a civil complaint in local District’s court if there is a dispute on accounts receivable with customers. Historically, the Group has won the civil complaint and received the amounts awarded by court.

On February 17, 2022, Mingda Tianjin filed a civil complaint in Gusu District Court of Suzhou City, Jiangsu Province, alleging an unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd. The claimed amount was the unpaid base of $40,136 (RMB291,742.17), plus a 0.1‰ per day breaching late fee. The case was settled and Mingda Tianjin received the full amount claimed on May 19, 2022.

On March 18, 2022, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint in the People’s Court of Dujiangyan City, Sichuan Province, alleging breach of contract and unpaid service fee against Chengdu TEDA New City. The total claimed amount was $740,251 (RMB5,380,734). On July 15, 2022, the Court made a favorable judgment that Chengdu TEDA needed to pay the full amount claimed within five days. On July 29, 2022, Chengdu TEDA filed an appeal. On December 23, 2022, the Intermediate People’s Court of Chengdu City, Sichuan Province, made a final judgment, demanded that Chengdu TEDA pay RMB5,157,182 plus liquidated damages and interest to Mingda Tianjin in five days. Mingda Tianjin received the payment of $819,138 (RMB5,954,151) on February 27, 2023.

On January 9, 2023, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint in the People’s Court of Dujiangyan City, Sichuan Province, alleging breach of contract and unpaid service fee against Chengdu TEDA New City. The total claimed amount is approximately $257,597 (RMB1,872,419). On March 24, 2023, the Court made a favorable judgment that Chengdu TEDA needed to pay the full amount claimed within 10 days. Mingda Tianjin has not received the fund yet and in the process of collection.